MEZZANINE EQUITY (Details Narrative) ¥ in Millions					12 Months Ended
	Jan. 31, 2025 USD ($)	Jan. 10, 2023 shares	Jul. 29, 2022 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2027	Dec. 31, 2026	Dec. 31, 2025 CNY (¥)	Jul. 31, 2025 USD ($)	Jul. 31, 2025 CNY (¥)	Mar. 31, 2025 CNY (¥)	Dec. 20, 2022 shares	Sep. 30, 2022 USD ($)	Sep. 05, 2022 USD ($) shares	Sep. 30, 2021 CNY (¥)	Mar. 18, 2021 USD ($) shares
Exceeding value							$ 43,914,707
Revenue					$ 126,526,546	$ 85,266,306	83,668,441
Wuhan ESVF [Member]
Equity Method Investment, Ownership Percentage														60.00%
[custom:CapitalContributions-0] | ¥														¥ 9.0
Wuhan Optics Valley Transportation Investment Group Co., Ltd. [Member]
Equity Method Investment, Ownership Percentage														40.00%
[custom:CapitalContributions-0] | ¥														¥ 6.0
Changping Cultural Tourism Development Group Co Ltd [Member]
Equity Method Investment, Ownership Percentage												2.08%	2.08%
[custom:CapitalContributions-0] | ¥													¥ 10.0
Redeemable non-controlling interests												$ 30,304
Young Will Agreement [Member] | Young Cayman [Member]
Additional equity stake percentage						39.00%
ZSZQ Limited [Member] | Young Will Agreement [Member]
Additional equity stake percentage											13.00%
ZSZQ Limited [Member] | Young Will Agreement [Member] | Forecast [Member]
Additional equity stake percentage									13.00%	13.00%
Class A Redeemable Preferred Stock [Member]
Temporary equity, shares issued | shares				8,199,662
Temporary equity, value				$ 15,923,336
Temporary equity, liquidation preference					(i) 100% of the preferred shares issuance price plus accrued daily interest at a rate of 8% per annum; and (ii) on a pro rata basis, percentage of each shareholders held multiplying with net assets available for distribution (collectively the “Preferred Shares Preference Amount”).
Temporary equity, liquidation preference, redemption rights					(i) 100% of the preferred shares issue price plus accrued daily interest at a rate of 8% per annum minus any declared but unpaid dividends on such preferred shares; (ii) % of shareholding multiplying with the Company’s most recent fair value of net assets).
Temporary equity, liquidation preference, amendment in redemption rights					(a) an amount equal to 100% of such preferred shares issuance price plus accrued daily interest at a simple rate of 8% per annum, and any accrued or declared but unpaid dividend on such preferred shares, and (b) the result of multiplying the as-converted shareholding percentage with the issuer’s most recent fair value of net assets.
Class A Redeemable Preferred Stock [Member] | Shenzhen Media Group (International) Limited [Member]
Investment | ¥																		¥ 10.0
Class A Redeemable Preferred Stock [Member] | Wuhan Xingjingweiwu Culture & Sports Development Co., Ltd.[Member]
Temporary equity, value																			$ 37,448,928
Temporary equity, shares issued | shares																			15,764,427
Treasury Stock Class A Redeemable Preferred Stock [Member]
Temporary equity, liquidation preference | ¥											¥ 2,000.0
Class B Redeemable Preferred Stock [Member] | Digital WD., Ltd [Member] | Subscription Purchase Agreement [Member]
Temporary equity, value																	$ 10,000,000
Temporary equity, shares issued | shares																	1,718,691
Class B Redeemable Preferred Stock [Member] | Maison Investment Holding Limited [Member] | Subscription Purchase Agreement [Member]
Temporary equity, shares issued | shares															459,578
Investment																$ 2,673,970
Sale of stock, shares | shares			459,578
Cash consideration			$ 2,674,000
Class B Redeemable Preferred Stock [Member] | AER Capital SPC [Member] | Subscription Purchase Agreement [Member]
Sale of stock, shares | shares			515,608
Cash consideration			$ 3,000,000
Class B-1 Redeemable Preferred Stock [Member]
Number of share issued | shares		43,044,524
Temporary equity, exchange shares		100.00%
Exceeding value	$ 100,000,000					$ 35,930,979	43,914,707
Exceeding value							$ 250,000,000
Class B-1 Redeemable Preferred Stock [Member] | Maximum [Member]
Revenue								$ 41,400,000